Current Assets - Inventories (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Classes of current inventories [abstract]
Raw materials and components at cost	$ 869,016	$ 778,947
Finished goods at cost	188,748	376,879
Total inventories at cost	$ 1,057,764	$ 1,155,826